Share-based plans - Stock options activity (Details)	12 Months Ended
	Dec. 31, 2023 Options € / shares	Dec. 31, 2022 Options € / shares
Options
Options outstanding balance at the beginning of the year | Options	2,471,116	3,013,000
Options exercised | Options		409,000
Expired | Options	2,471,000	133,000
Options outstanding balance at the end of the year | Options	0	2,471,116
Weighted average exercise price
Weighted average exercise price at the beginning of the year	€ 77.02	€ 72.44
Exercised		49.93
Expired	€ 77.02	56.55
Weighted average exercise price at the end of the year		77.02
Average market price of options exercised during year		€ 54.00